UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND, LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5587

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

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ITEM 1.   SCHEDULE OF INVESTMENTS






MERCANTILE LONG-SHORT
MANAGER FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2006

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
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
INVESTMENT FUNDS                                      COST           VALUE       % OF NET ASSETS

EVENT DRIVEN
  Centaurus Alpha Fund, L.P.                      $  3,000,000    $  3,120,096            6.58%
                                                  ------------    ------------    ------------
    Total Event Driven                               3,000,000       3,120,096            6.58
GENERAL HEDGED EQUITY
  Eden Capital Partners                              2,000,000       2,333,726            4.92
  Newcastle Partners, L.P.                           3,000,000       2,994,464            6.31
  North Sound Legacy Institutional Fund, L.L.C.      2,509,024       3,309,317            6.98
  Wynnefield Partners Small Cap Value, L.P.          2,750,000       5,026,667           10.59
                                                  ------------    ------------    ------------
    Total General Hedged Equity                     10,259,024      13,664,174           28.80
INTERNATIONAL HEDGED EQUITY
  Horseman Global Fund, L.P.                         2,161,193       3,854,923            8.12
  Kingdon Associates, L.P.                           3,500,000       5,025,905           10.59
                                                  ------------    ------------    ------------
    Total International Hedged Equity                5,661,193       8,880,828           18.71
OPPORTUNISTIC GLOBAL CREDIT
  Andromeda Global Credit Partners, L.P.             2,000,000       1,965,133            4.14
                                                  ------------    ------------    ------------
SECTOR HEDGED EQUITY
  Artis Technology Qualified 2X, L.P.                3,366,811       4,572,075            9.63
  Basswood Financial Partners, L.P.                  2,250,000       2,892,186            6.10
  DAFNA Fund, L.L.C., Series A                       2,800,000       3,882,367            8.18
  TCS Capital II, L.P.                               2,200,000       4,250,794            8.96
                                                  ------------    ------------    ------------
    Total Sector Hedged Equity                      10,616,811      15,597,422           32.87
SPECIALTY - MACRO
  Cipher Composite Fund L.P.                         1,500,000       1,914,513            4.03
  Peak Select Partners L.P.                          1,500,000       1,689,316            3.56
                                                  ------------    ------------    ------------
    Total Specialty - Macro                          3,000,000       3,603,829            7.59
                                                  ------------    ------------    ------------
Total Investment Funds                            $ 34,537,028    $ 46,831,482           98.69%
                                                  ============    ============    ============


* Percentages are based on net assets of $47,450,859. The aggregate cost of investments for tax purposes was $34,537,028. Net unrealized appreciation on investments for tax purposes was
$12,294,454 consisting of $12,334,857 of gross unrealized appreciation and $40,403 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 98.69% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006


/s/ David L. Meyer
----------------------
David L. Meyer
Principal Financial Officer

Date: February 24, 2006